Loan Receivables, Net - Schedule of Allowance for Expected Credit Losses for Loan Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Expected Credit Losses for Loan Receivables [Abstract]
Beginning balance		$ 410
Reversal		(410)
Ending balance